Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended																						6 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Westridge Square, Greensboro [Member]	Dec. 31, 2011 Oak Hollow Mall [Member]	Dec. 31, 2010 Oak Hollow Mall [Member]	Dec. 31, 2010 Pemberton Square [Member]	Dec. 31, 2010 Milford Marketplace [Member]	Dec. 31, 2011 Lakeview Pointe [Member]	Dec. 31, 2010 Lakeview Pointe [Member]	Dec. 31, 2012 Willowbrook Plaza [Member]	Dec. 31, 2012 Towne Mall [Member]	Dec. 31, 2012 Massard Crossing [Member]	Dec. 31, 2012 Settlers Ridge Phase II [Member]	Dec. 31, 2011 Settlers Ridge Phase II [Member]	Dec. 31, 2012 Oak Hollow Square [Member]	Dec. 31, 2011 Oak Hollow Square [Member]	Dec. 31, 2012 Hickory Hollow Mall [Member]	Dec. 31, 2012 Sold Centers in 2012 [Member]	Jun. 30, 2013 Peninsula Business Center I and II [Member]	Jun. 30, 2013 1500 Sunday Drive [Member]	Jun. 30, 2013 Lake Point and SunTrust Office [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross sales price							$ 26,125	$ 9,000		$ 1,863	$ 111,835	$ 21,000		$ 24,450	$ 950	$ 7,803	$ 19,144		$ 14,247		$ 1,000		$ 5,250	$ 8,300	$ 30,875
Retirement of term loan	77,500							40,281
Gain on extinguishment of debt	265		1,029		0			31,434
Impairment of Real Estate	24,379	[1]	51,304	[1]	1,156	[1]		2,746	25,435		12,363		1,302	17,743	419			4,457	255	729	8,047
Net sales price							25,768			1,782	110,709		20,631	24,171	892	7,432	18,951		13,796		966		5,121	7,862	30,490
Gain on discontinued operations										379						98	883						598	549	823
Revenues of discontinued operations	14,078		21,547		34,337
Real Estate Investment Property, Net	$ 6,328,982		$ 6,005,670																			$ 51,184

[1]	The referenced amounts for the years ended December 31, 2011 and 2010 have been restated. See Note 2 for more information. Loss on impairment of real estate for the year ended December 31, 2012 consisted of $20,315 related to Malls, $3,000 related to Associated Centers and $1,064 related to All Other. Loss on impairment of real estate for the year ended December 31, 2011 consisted of $50,683 related to Malls and $621 related to All Other. Loss on impairment of real estate for the year ended December 31, 2010 consisted of $1,156 related to All Other.